UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1. Investment Company Act File Number:  811-23993
   Date of Notification:  March 27, 2025

2. Exact name of Investment Company as specified in registration statement:
    Rockefeller Municipal Opportunities Fund

3. Address of principal executive office: (number, street, city, state, zip code)
   615 E Michigan Street
   Milwaukee, Wisconsin 53202

4. Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:   /s/ Harry Dahlman
Harry Dahlman
Chief Financial Officer

ROCKEFELLER MUNICIPAL OPPORTUNITIES FUND

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

March 27, 2025

Dear Rockefeller Municipal Opportunities Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Rockefeller Municipal Opportunities Fund (the "Fund").  The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer.  The purpose of these quarterly repurchase offers is to provide shareholders with a degree of liquidity.

The repurchase offer period will begin on March 27, 2025, and end on April 17, 2025.  If you wish to tender shares, please either directly or through your financial adviser contact Rockefeller Municipal Opportunities Fund c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.

Shareholders should realize that the net asset value of the Fund (and therefore the net asset value of the Shares held by each Shareholder) likely will change between March 27, 2025 (the most recent date as of which net asset value is available) and April 17, 2025, when the value of the Shares tendered to the Fund will be determined for purposes of calculating the purchase price of such Shares.  Any tendering Shareholders that wish to obtain the most current net asset value of their Shares on this basis should contact the Fund at 1-888-674-1580.

All Requests must be submitted and received by U.S. Bank Global Fund Services by 4:00 p.m., Eastern Time, on Thursday, April 17, 2025 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Rockefeller Municipal Opportunities Fund

ROCKEFELLER MUNICIPAL OPPORTUNITIES FUND

REPURCHASE OFFER

1. The Offer.   Rockefeller Municipal Opportunities Fund (the "Fund") is offering to repurchase, for cash, up to ten percent (10%) of its issued and outstanding common shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares.  This offer is not conditioned on the tender of any minimum number of shares.  This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's Prospectus and Statement of Additional Information.

2. Net Asset Value.   On March 20, 2025, the NAV of the Fund’s common shares (RKMIX) was $20.05 per Share. Shares will be repurchased at the NAV per share determined as of the close of regular trading on the New York Stock Exchange no later than the 14th day after the Repurchase Request Deadline.  The NAV can fluctuate.  Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Request Form.  The current NAV may be obtained by calling 1-888-674-1580 and asking for the most recent price.  The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline.   All Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on April 17, 2025.  Repurchased shares must be delivered to the Fund within two (2) days of the Repurchase Request Deadline.

4. Repurchase Pricing Date.   The NAV used to calculate the repurchase price will be determined on April 17, 2025 (the “Repurchase Pricing Date”).  This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5. Payment for Shares Repurchased.   The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.  The Fund will not charge a repurchase fee or a redemption fee.

6. Increase in Number of Shares Repurchased; Pro Rata Purchase.   If shareholders tender for repurchase more than ten percent (10%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).  If the Fund determines not to repurchase an additional two percent (2%) or if more than twelve percent (12%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on April 17, 2025.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent trustees as that term is defined in the Investment Company Act of 1940, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•
If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

•
For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of the Fund’s common shares.
•	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9. Tax Consequences.   You should review the tax information in the Fund's Prospectus and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase.  Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Documents in Proper Form.   All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion.  The determination by the Fund shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders.  The Fund's interpretations of the terms and conditions of this offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide.  Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s adviser, the Fund’s transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s adviser, the Fund’s transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares.  Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer.  No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's Prospectus.  If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

 Rockefeller Municipal Opportunities Fund

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, APRIL 17, 2025.

Rockefeller Municipal Opportunities Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to ten percent (10%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:
 _________________________________                     Account Number:  _______________________________

 _________________________________                     Daytime Telephone Number: ______________________

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____   Full Tender:              Please tender all shares of the class designated above in my account.

_____   Partial Tender:          Please tender ___________shares of the class designated above from my account.

_____   Dollar Amount:        Please tender enough shares of the class designated above to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

                                                                                 _____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account.  Please contact the Fund at 1-888-674-1580 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________                  Date: _____________________

                                              ____________________________                            _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:   ___________________________